Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income				$ (118,607,000)	$ (98,364,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization				5,967,000	2,652,000
Inventory impairment charges				173,000	618,000
Share-based compensation				22,905,000
Amortization of discount and cost of issuance of debt				198,000	249,000
Non-cash interest expense					474,000
Bad debts				(158,000)	47,000
Accrued contingent consideration related to acquisition					553,000
(Gain) loss from change in fair value remeasurement of SAFEs				(21,600,000)	76,935,000
(Gain) loss from change in fair value of warrants				26,060,000
(Gain) loss from change in fair value of contingent consideration and earn-out liability				38,889,000
(Gain) loss from extinguishment of debt				(304,000)
Deferred City Semi compensation				500,000
Deferred tax liabilities				(516,000)
Unrealized foreign currency transaction (gain) loss				(86,000)
Accounts receivable				(4,477,000)	(1,304,000)
Inventory				(3,171,000)	767,000
Accounts payable				(2,476,000)	(207,000)
Accrued expenses and other current liabilities				5,382,000	(38,000)
Deferred revenue				(837,000)	(1,821,000)
Prepaid expenses and other current assets				(3,706,000)	(1,918,000)
Other long-term liabilities				45,000	139,000
Net cash used in operating activities				(55,819,000)	(21,218,000)
Purchases of property and equipment				(2,682,000)	(637,000)
Purchases of intangible assets				(1,388,000)
Payments for acquired software license					(134,000)
Business combinations, net of cash				(80,256,000)
Net cash used in investing activities				(84,326,000)	(771,000)
Cash flows from investing activities:
Proceeds from issuance of SAFEs				5,000,000	25,765,000
Proceeds from sale of noncontrolling interest					6,180,000
Proceeds from issuance of debt obligations				775,000	6,112,000
Proceeds from reverse recapitalization				377,663,000
Issuance costs related to reverse recapitalization				(19,902,000)
Payments on debt obligations				(17,543,000)	(4,183,000)
Payments on financed software				(2,270,000)	(400,000)
Redemption of Class H units				(900,000)
Settlement of City Semi first tranche contingent consideration				(399,000)
Taxes paid related to net share settlement of vested equity awards				(1,844,000)
Proceeds from exercise of stock options				66,000
Net cash provided by financing activities				340,646,000	33,474,000
Effect of exchange rate changes on cash, cash equivalents, and restricted cash				265,000	58,000
Net increase in cash, cash equivalents, and restricted cash				200,766,000	11,543,000
Cash, cash equivalents, and restricted cash at beginning of period	$ 18,698,000	$ 7,155,000		18,698,000	7,155,000
Cash, cash equivalents, and restricted cash at end of period			$ 7,155,000	219,464,000	18,698,000
Supplemental disclosure of cash flow information:
Cash paid for interest				1,234,000	1,476,000
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment, accrued but not paid				240,000	161,000
Conversion of historical members’ equity				41,278,000
Class G warrants cashless exchange				407,000
Conversion of SAFEs				86,100,000
Conversion of Embry Notes				4,119,000
Recognition of earn-out considerations				119,759,000
Recognition of warrant liabilities				74,408,000
Accrual for purchases of intangible assets				17,820,000	509,000
Fair value of common stock issued for business combination				82,441,000
Contingent consideration for business combination				4,000,000
Future fixed cash consideration for business combination				7,500,000
Thunder Bridge Acquisition II, Ltd.
Cash flows from operating activities:
Net (loss) income	38,507,524	6,779,032	3,619,908		(73,292,930)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(8,621)	(2,017,548)	(2,460,851)		(2,122,286)
Change in fair value of warrant liability	(39,566,826)	(5,000,031)	(1,538,409)		73,794,379
Changes in operating assets and liabilities:
Prepaid expenses	(33,733)	27,582	(431,294)		371,964
Accounts payable and accrued expenses	406,282	17,624	41,733		585,021
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization
Inventory impairment charges
Share-based compensation
Amortization of discount and cost of issuance of debt
Non-cash interest expense
Bad debts
Net cash used in operating activities	(695,374)	(193,341)	(768,913)		(663,852)
Investment of cash in Trust Account			(345,000,000)
Cash flows from financing activities:
Proceeds from sale of Class B ordinary shares			25,000
Proceeds from sale of Units, net of underwriting discounts paid			338,100,000
Proceeds from sale of private placement warrants			8,650,000
Proceeds from promissory note – related party	637,407		277,000		300,000
Repayment of promissory note – related party			(277,000)
Payment of deferred offering costs			(508,538)
Cash flows from investing activities:
Net cash provided by financing activities	637,407		346,266,462		300,000
Net increase in cash, cash equivalents, and restricted cash	(57,967)	(193,341)	497,549		(363,852)
Cash at the beginning of the period	133,697	497,549		133,697	497,549
Cash at the end of the period			497,549		133,697
Cash, cash equivalents, and restricted cash at beginning of period	133,695	497,549		$ 133,695	497,549
Cash, cash equivalents, and restricted cash at end of period	$ 75,728	$ 304,208	$ 497,549		$ 133,695